Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,450,140
Previously Paid Amount	0.00
Total Fee Amount	752.66
Total Offset Amount	0.00
Net Fee	752.66
Narrative - Max Aggregate Offering Price	$ 5,450,140
Final Prospectus	true